ASSET RETIREMENT OBLIGATION (Tables)	9 Months Ended
Sep. 30, 2014
Schedule of Change in Asset Retirement Obligation

The following table presents the activity related to the Company’s asset retirement obligation:

(In thousands)	Years Ended December 31,
	2013	2012
Beginning balance	$56,849	$51,295
Adjustment due to change in estimate of related costs	748	3,570
Accretion of liability	5,106	4,920
Liabilities settled	(3,323)	(2,936)

Ending balance	$59,380	$56,849